Loans	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans
Note 6: Loans

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to thirty years and personal and business loans are generally repayable over terms not exceeding five years. Government loans are repayable over a variety of terms which are individually negotiated. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The effective yield on total loans as at December 31, 2019 is 4.73% (December 31, 2018: 5.53%).

	December 31, 2019	December 31, 2018
Commercial loans
Government	370,753	105,664
Commercial and industrial	535,715	513,863
Commercial overdrafts	28,547	33,094
Total gross commercial loans	935,015	652,621
Less specific allowance for credit losses	(4,904)	(4,453)
Net commercial loans	930,111	648,168

Commercial real estate loans
Commercial mortgage	659,293	496,975
Construction	94,940	78,669
Total gross commercial real estate loans	754,233	575,644
Less specific allowance for credit losses	(470)	(600)
Net commercial real estate loans	753,763	575,044

Consumer loans
Automobile financing	21,462	20,224
Credit card	87,674	84,089
Overdrafts	7,858	12,886
Other consumer	140,147	63,491
Total gross consumer loans	257,141	180,690
Less specific allowance for credit losses	(676)	(274)
Net consumer loans	256,465	180,416

Residential mortgage loans	3,219,821	2,660,036
Less specific allowance for credit losses	(11,628)	(9,588)
Net residential mortgage loans	3,208,193	2,650,448

Total gross loans	5,166,210	4,068,991
Less specific allowance for credit losses	(17,678)	(14,915)
Less general allowance for credit losses	(5,910)	(10,187)
Net loans	5,142,622	4,043,889

Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans as at December 31, 2019 and December 31, 2018. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2019	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	—	—	370,753	370,753
Commercial and industrial	276	—	7,487	7,763	527,952	535,715
Commercial overdrafts	—	—	2	2	28,545	28,547
Total commercial loans	276	—	7,489	7,765	927,250	935,015

Commercial real estate loans
Commercial mortgage	445	—	3,250	3,695	655,598	659,293
Construction	—	—	3,128	3,128	91,812	94,940
Total commercial real estate loans	445	—	6,378	6,823	747,410	754,233

Consumer loans
Automobile financing	53	58	135	246	21,216	21,462
Credit card	630	221	424	1,275	86,399	87,674
Overdrafts	—	—	34	34	7,824	7,858
Other consumer	994	139	1,028	2,161	137,986	140,147
Total consumer loans	1,677	418	1,621	3,716	253,425	257,141

Residential mortgage loans	31,931	9,487	47,132	88,550	3,131,271	3,219,821

Total gross loans	34,329	9,905	62,620	106,854	5,059,356	5,166,210

December 31, 2018	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	3,750	3,750	101,914	105,664
Commercial and industrial	231	—	7,379	7,610	506,253	513,863
Commercial overdrafts	—	—	2	2	33,092	33,094
Total commercial loans	231	—	11,131	11,362	641,259	652,621

Commercial real estate loans
Commercial mortgage	837	1,282	4,062	6,181	490,794	496,975
Construction	—	—	—	—	78,669	78,669
Total commercial real estate loans	837	1,282	4,062	6,181	569,463	575,644

Consumer loans
Automobile financing	125	29	162	316	19,908	20,224
Credit card	351	313	126	790	83,299	84,089
Overdrafts	—	—	4	4	12,882	12,886
Other consumer	456	183	577	1,216	62,275	63,491
Total consumer loans	932	525	869	2,326	178,364	180,690

Residential mortgage loans	31,015	8,859	36,394	76,268	2,583,768	2,660,036

Total gross loans	33,015	10,666	52,456	96,137	3,972,854	4,068,991

Loans' Credit Quality
The four credit quality classifications set out in the following tables (which exclude purchased credit-impaired loans) are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular, internal credit rating grades assigned.

A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed.

A special mention loan shall mean a loan under close monitoring by the Bank’s management. Loans in this category are currently protected and still performing (current with respect to interest and principal payments), but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or when principal or interest is 90 days past due and for residential mortgage loans which are not well secured and in the process of collection.

Based on the most recent analysis performed, the credit quality classifications by class of loan is as follows:

December 31, 2019	Pass	Special mention	Substandard	Non-accrual	Total gross recorded loans
Commercial loans
Government	370,753	—	—	—	370,753
Commercial and industrial	469,591	57,438	1,119	7,567	535,715
Commercial overdrafts	23,529	4,565	451	2	28,547
Total commercial loans	863,873	62,003	1,570	7,569	935,015

Commercial real estate loans
Commercial mortgage	581,450	71,638	2,955	3,250	659,293
Construction	91,812	—	3,128	—	94,940
Total commercial real estate loans	673,262	71,638	6,083	3,250	754,233

Consumer loans
Automobile financing	21,229	78	—	155	21,462
Credit card	87,250	—	424	—	87,674
Overdrafts	5,270	2,504	50	34	7,858
Other consumer	135,534	3,550	—	1,063	140,147
Total consumer loans	249,283	6,132	474	1,252	257,141

Residential mortgage loans	3,019,105	80,135	82,251	38,330	3,219,821

Total gross recorded loans	4,805,523	219,908	90,378	50,401	5,166,210

December 31, 2018	Pass	Special mention	Substandard	Non-accrual	Total gross recorded loans
Commercial loans
Government	101,914	—	—	3,750	105,664
Commercial and industrial	501,241	4,097	1,146	7,379	513,863
Commercial overdrafts	29,896	2,705	491	2	33,094
Total commercial loans	633,051	6,802	1,637	11,131	652,621

Commercial real estate loans
Commercial mortgage	444,397	45,390	3,126	4,062	496,975
Construction	78,669	—	—	—	78,669
Total commercial real estate loans	523,066	45,390	3,126	4,062	575,644

Consumer loans
Automobile financing	19,927	119	16	162	20,224
Credit card	83,963	—	126	—	84,089
Overdrafts	12,650	232	—	4	12,886
Other consumer	60,766	1,869	10	846	63,491
Total consumer loans	177,306	2,220	152	1,012	180,690

Residential mortgage loans	2,501,814	47,039	78,697	32,486	2,660,036

Total gross recorded loans	3,835,237	101,451	83,612	48,691	4,068,991

Evaluation of Loans For Impairment	December 31, 2019		December 31, 2018
	Individually evaluated	Collectively evaluated	Individually evaluated	Collectively evaluated
Commercial	48,388	886,627	12,096	640,525
Commercial real estate	12,999	741,234	10,957	564,687
Consumer	1,260	255,881	1,023	179,667
Residential mortgage	115,535	3,104,286	116,211	2,543,825
Total gross loans	178,182	4,988,028	140,287	3,928,704

Changes in General and Specific Allowances For Credit Losses

	Year ended December 31, 2019
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	6,913	4,092	802	13,295	25,102
Provision increase (decrease)	733	(2,596)	1,701	(22)	(184)
Recoveries	9	—	1,186	445	1,640
Charge-offs	(374)	—	(2,193)	(449)	(3,016)
Other	—	—	6	40	46
Allowances at end of year	7,281	1,496	1,502	13,309	23,588
Allowances at end of year: individually evaluated for impairment	4,904	470	676	11,628	17,678
Allowances at end of year: collectively evaluated for impairment	2,377	1,026	826	1,681	5,910

	Year ended December 31, 2018
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	6,309	10,360	888	17,910	35,467
Provision increase (decrease)	865	(6,290)	211	(1,777)	(6,991)
Recoveries	14	28	656	201	899
Charge-offs	(275)	—	(953)	(2,931)	(4,159)
Other	—	(6)	—	(108)	(114)
Allowances at end of year	6,913	4,092	802	13,295	25,102
Allowances at end of year: individually evaluated for impairment	4,453	600	274	9,588	14,915
Allowances at end of year: collectively evaluated for impairment	2,460	3,492	528	3,707	10,187

	Year ended December 31, 2017
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	3,377	16,224	965	23,681	44,247
Provision increase (decrease)	2,853	(5,895)	1,059	(3,854)	(5,837)
Recoveries	106	—	730	483	1,319
Charge-offs	(34)	(1)	(1,869)	(2,475)	(4,379)
Other	7	32	3	75	117
Allowances at end of year	6,309	10,360	888	17,910	35,467
Allowances at end of year: individually evaluated for impairment	2,866	583	274	9,901	13,624
Allowances at end of year: collectively evaluated for impairment	3,443	9,777	614	8,009	21,843

Non-Performing Loans (excluding purchased credit-impaired loans)	December 31, 2019			December 31, 2018
	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Government	—	—	—	3,750	—	3,750
Commercial and industrial	7,567	—	7,567	7,379	—	7,379
Commercial overdrafts	2	—	2	2	—	2
Total commercial loans	7,569	—	7,569	11,131	—	11,131

Commercial real estate loans
Commercial mortgage	3,250	—	3,250	4,062	—	4,062
Construction	—	3,128	3,128	—	—	—
Total commercial real estate loans	3,250	3,128	6,378	4,062	—	4,062

Consumer loans
Automobile financing	155	—	155	162	—	162
Credit card	—	424	424	—	126	126
Overdrafts	34	—	34	4	—	4
Other consumer	1,063	—	1,063	846	—	846
Total consumer loans	1,252	424	1,676	1,012	126	1,138

Residential mortgage loans	38,330	12,008	50,338	32,486	6,332	38,818

Total non-performing loans	50,401	15,560	65,961	48,691	6,458	55,149

Impaired Loans (excluding purchased credit-impaired loans)
A loan is considered to be impaired when, based on current information and events, the Bank determines that it will not be able to collect all amounts due according to the original loan contract, including scheduled interest payments. Impaired loans include all non-accrual loans and all loans modified in a TDR even if full collectability is expected following the restructuring. During the year ended December 31, 2019, the amount of gross interest income that would have been recorded had impaired loans been current was $2.7 million (December 31, 2018: $2.1 million; December 31, 2017: $2.1 million).

	Impaired loans with an allowance			Gross recorded impaired loans without an allowance	Total impaired loans
December 31, 2019	Gross recorded loans	Specific allowance	Net loans		Gross recorded loans	Specific allowance	Net loans
Commercial loans
Commercial and industrial	7,487	(4,904)	2,583	1,019	8,506	(4,904)	3,602
Commercial overdrafts	—	—	—	2	2	—	2
Total commercial loans	7,487	(4,904)	2,583	1,021	8,508	(4,904)	3,604

Commercial real estate loans
Commercial mortgage	1,018	(470)	548	5,186	6,204	(470)	5,734

Consumer loans
Automobile financing	—	—	—	155	155	—	155
Overdrafts	—	—	—	34	34	—	34
Other consumer	676	(676)	—	387	1,063	(676)	387
Total consumer loans	676	(676)	—	576	1,252	(676)	576

Residential mortgage loans	57,887	(11,628)	46,259	45,718	103,605	(11,628)	91,977

Total impaired loans	67,068	(17,678)	49,390	52,501	119,569	(17,678)	101,891

	Impaired loans with an allowance			Gross recorded impaired loans without an allowance	Total impaired loans
December 31, 2018	Gross recorded loans	Specific allowance	Net loans		Gross recorded loans	Specific allowance	Net loans
Commercial loans
Government	3,750	(1,687)	2,063	—	3,750	(1,687)	2,063
Commercial and industrial	7,379	(2,766)	4,613	965	8,344	(2,766)	5,578
Commercial overdrafts	—	—	—	2	2	—	2
Total commercial loans	11,129	(4,453)	6,676	967	12,096	(4,453)	7,643

Commercial real estate loans
Commercial mortgage	1,081	(600)	481	6,108	7,189	(600)	6,589

Consumer loans
Automobile financing	130	(75)	55	32	162	(75)	87
Overdrafts	—	—	—	4	4	—	4
Other consumer	199	(199)	—	647	846	(199)	647
Total consumer loans	329	(274)	55	683	1,012	(274)	738

Residential mortgage loans	49,431	(9,422)	40,009	49,571	99,002	(9,422)	89,580

Total impaired loans	61,970	(14,749)	47,221	57,329	119,299	(14,749)	104,550
Specific allowance excludes $0.2 million recognized relating to purchased credit-impaired loans.

Average Impaired Loan Balances and Related Recognized Interest Income

	December 31, 2019		December 31, 2018		December 31, 2017
	Average gross recorded loans	Interest income recognized¹	Average gross recorded loans	Interest income recognized¹	Average gross recorded loans	Interest income recognized¹

Commercial loans
Government	1,875	—	3,750	—	—	—
Commercial and industrial	8,425	69	8,415	68	5,057	63
Commercial overdrafts	2	—	2	—	2	—
Total commercial loans	10,302	69	12,167	68	5,059	63

Commercial real estate loans
Commercial mortgage	6,697	262	7,539	287	7,778	222

Consumer loans
Automobile financing	159	—	194	—	256	—
Overdrafts	19	—	4	—	11	—
Other consumer	955	—	665	—	598	—
Total consumer loans	1,133	—	863	—	865	—

Residential mortgage loans	101,304	4,621	97,378	4,568	89,063	4,378

Total impaired loans	119,436	4,952	117,947	4,923	102,765	4,663
¹ All interest income recognized on impaired loans relate to loans previously modified in a TDR.

Troubled Debt Restructuring
As at December 31, 2019, the Bank had no loans that were modified in a TDR during the preceding 12 months that subsequently defaulted (i.e., 90 days or more past due following a modification). As at December 31, 2018, the Bank had two residential mortgage loans that were modified in a TDR during the preceding 12 months that subsequently defaulted with a recorded investment of $0.8 million. As at December 31, 2017, the Bank had no loans that were modified in a TDR during the preceding 12 months that subsequently defaulted.

The following table presents loans by class modified as TDRs:

	Year ended December 31, 2019
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	3	1,381	101	1,482
Total loans modified in a TDR	3	1,381	101	1,482

	Year ended December 31, 2018
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	19	7,864	846	8,710
Total loans modified in a TDR	19	7,864	846	8,710

	Year ended December 31, 2017
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Commercial real estate loans	2	1,544	—	1,544
Residential mortgage loans	42	24,588	1,345	25,933
Total loans modified in a TDR	44	26,132	1,345	27,477

	December 31, 2019		December 31, 2018
TDRs outstanding	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	939	—	965	—
Commercial real estate loans	2,954	1,315	3,127	1,336
Residential mortgage loans	65,275	9,576	66,516	8,154
Total TDRs outstanding	69,168	10,891	70,608	9,490

Purchased Credit-Impaired Loans
The Bank acquired certain credit-impaired loans as part of the November 7, 2014 acquisition of substantially all retail loans of HSBC Bank (Cayman) Limited. The accretable difference (or "accretable yield") represents the excess of a loan's cash flows expected to be collected over the loan's carrying amount.

	Year ended
	December 31, 2019
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	4,531	(901)	(661)	2,969
Advances and increases in cash flows expected to be collected	45	28	(28)	45
Reductions resulting from repayments	(1,577)	247	177	(1,153)
Increase (reduction) resulting from changes in allowances for credit losses	—	166	—	166
Reductions resulting from charge-offs	(495)	262	—	(233)
Balance at end of year	2,504	(198)	(512)	1,794

	Year ended
	December 31, 2018
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	6,001	(1,239)	(711)	4,051
Advances and increases in cash flows expected to be collected	25	42	(42)	25
Reductions resulting from repayments	(1,495)	191	92	(1,212)
Increase (reduction) resulting from changes in allowances for credit losses	—	105	—	105
Balance at end of year	4,531	(901)	(661)	2,969

	Year ended
	December 31, 2017
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	8,016	(1,617)	(811)	5,588
Advances and increases in cash flows expected to be collected	36	48	(48)	36
Reductions resulting from repayments	(1,581)	307	148	(1,126)
Reductions resulting from changes in allowances for credit losses	—	(99)	—	(99)
Reductions resulting from charge-offs	(470)	122	—	(348)
Balance at end of year	6,001	(1,239)	(711)	4,051